PIMCO Equity Series

Supplement Dated November 8, 2019 to the REALPATH® Blend Funds Prospectus (the “Prospectus”), and the Statement of Additional Information (the “SAI”), each dated October 31, 2019, each as supplemented

Reorganization of PIMCO REALPATH® Blend 2020 Fund with and into

PIMCO REALPATH® Blend Income Fund

As described in the Prospectus, as the PIMCO REALPATH® Blend 2020 Fund (the “2020 Fund”) reaches the target year indicated in its name, the 2020 Fund may be combined with the PIMCO REALPATH® Blend Income Fund (the “RPB Income Fund,” and together with the 2020 Fund, the “Funds”), provided that PIMCO Equity Series’ Board of Trustees (the “Board”) determines that the combination would be in the best interests of the 2020 Fund and its shareholders. The Board has approved the reorganization of the 2020 Fund with and into the RPB Income Fund (the “Reorganization”). Under the Reorganization: (1) the assets of the 2020 Fund will be transferred to the RPB Income Fund in exchange solely for shares of the RPB Income Fund and the assumption of the 2020 Fund’s liabilities; and (2) the shares of the RPB Income Fund received by the 2020 Fund will be distributed by the 2020 Fund to its shareholders in complete liquidation of the 2020 Fund and in cancellation of all of the 2020 Fund’s shares. The Reorganization does not require shareholder approval.

The Board, including the Trustees who are not deemed to be “interested persons” of PIMCO Equity Series (the “Trust”) as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of each Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization. The Board considered multiple factors, including, but not limited to, the Funds’ identical investment objectives, principal investment strategies, principal risks and distribution schedules and the fact that the Funds are managed by the same portfolio managers.

In addition, the Board considered that, as of the most recent fiscal year end (June 30, 2019), the RPB Income Fund paid the same management fees, distribution and service (12b-1) fees and “Other Expenses” as the 2020 Fund. However, shareholders of each class of the RPB Income Fund incurred “Acquired Fund Fees and Expenses” (or “AFFE”) that was 0.02% higher than the AFFE for the 2020 Fund. As the 2020 Fund approaches its target date, its holdings will become more closely aligned to those of the RPB Income Fund. At the time of the Reorganization – on or about January 10, 2020 – the 2020 Fund’s holdings are expected to be substantially identical to those of the RPB Income Fund. As such, at the time of the Reorganization, the differences between 2020 Fund and RPB Income Fund investments that gave rise to higher AFFE for the RPB Income Fund as of June 30, 2019 will no longer be present. Accordingly, although as of the last fiscal year end, RPB Income Fund annual operating expenses were higher than those of the 2020 Fund, going forward from the time of the Reorganization if the two Funds were to continue operating separately, the two Funds would be expected to generate substantially identical AFFE in light of their substantially identical investments. In that sense, PIMCO takes the view that the Reorganization would not have any practical effect on either Fund’s annual operating expenses.

The Reorganization is expected to occur on January 10, 2020, or on such other date as determined by appropriate officers of the Trust (the “Closing Date”). Purchases of 2020 Fund shares will be accepted up to and including the Closing Date. After the close of business on the Closing Date, each 2020 Fund shareholder will become the owner of a number of full and fractional shares of the RPB Income Fund of the same class of shares that the shareholder held in the 2020 Fund immediately prior to the Reorganization and will no longer own shares of the 2020 Fund. The number of full and fractional shares of the RPB Income Fund a 2020 Fund shareholder will receive in the Reorganization will be equal in value to the value of such shareholder’s shares in the 2020 Fund as of the close of business of the New York Stock Exchange on the Closing Date on a class by class basis. All issued and outstanding shares of the 2020 Fund simultaneously will be cancelled on the books of the 2020 Fund. 2020 Fund shareholders who do not wish to own RPB Income Fund shares may: (1) redeem 2020 Fund shares; or (2) exchange 2020 Fund shares for shares of another series of the Trust prior to the Closing Date, as described in the Prospectus and SAI.

It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization. Qualification of the Reorganization as a tax-free transaction means, among other things, that no gain or loss will be recognized under the Internal Revenue Code of 1986, as amended, by the 2020 Fund (except for any gain or loss from the close of the 2020 Fund’s taxable year or transfers of certain assets) or by the shareholders of the 2020 Fund as a result of the Reorganization, and that each shareholder’s aggregate tax basis for federal income tax purposes in the RPB Income Fund’s shares received in the Reorganization will be the same as the shareholder’s aggregate tax basis immediately before the transaction in the shares of the 2020 Fund exchanged therefor.

Comparison of the Funds

This section compares certain important aspects of the Funds. It provides a summary only. For additional information about the Funds, please refer to the Prospectus and the SAI, which are available at http://investments.pimco.com/prospectuses and can also be obtained by calling the Trust at 888.87.PIMCO.

Investment Objectives and Policies

The Funds’ investment objectives are identical: to seek to maximize total return, consistent with prudent investment management. The investment strategies of the Funds are identical. Both Funds are designed to provide exposure to a variety of asset classes through investments in a combination of affiliated and unaffiliated funds, equity securities, Fixed Income Instruments of varying maturities, or related derivatives on any of the preceding securities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Funds implement their investment strategies in the same manner. As of the Closing Date, it is anticipated that the Funds’ portfolios will be substantially similar in all material respects. The Funds’ long-term asset allocations are based on a “glide path” developed by the Funds’ investment adviser, Pacific Investment Management Company, LLC (“PIMCO”), and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The 2020 Fund’s current glide path asset allocation is based on its target date, which is the year in the name of the 2020 Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The RPB Income Fund’s current asset allocation is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor’s retirement, which is assumed to begin at age 65 with time horizons based on current longevity of persons reaching age 65 in average health. The glide path allocation at the target date remains constant beyond that date. However, PIMCO may choose to modify the target asset allocations of the glide path itself from time to time, and each Fund intends to rebalance its portfolio’s asset allocation to that of the glide path on a monthly basis.

Each Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval. Each Fund’s fundamental (i.e., those investment policies that cannot be changed without the approval of Fund shareholders) and non-fundamental investment policies are identical.

Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements

The sales load, distribution and shareholder servicing arrangements for each class of the Funds are identical in all material respects.

Comparison of Purchase, Redemption and Exchange Policies and Procedures

The purchase, redemption and exchange policies and procedures for each class of the Funds are identical in all material respects.

Comparison of Fees and Expenses

Each Fund has registered Institutional Class, Administrative Class, Class A and Class R shares. However, neither Fund’s Class R shares have commenced operations, and as such, there are no Class R shareholders or assets attributable to Class R for either Fund. As discussed below, the Board has approved the termination of 2020 Fund’s Class R shares, effective immediately.

As discussed above, as of the most recent fiscal year end (June 30, 2019), the RPB Income Fund paid the same management fees, distribution and service (12b-1) fees and “Other Expenses” as the 2020 Fund. However, shareholders of each class of the RPB Income Fund incurred “Acquired Fund Fees and Expenses” (or “AFFE”) that was 0.02% higher than the AFFE for the 2020 Fund. As the 2020 Fund approaches its target date, its holdings will become more closely aligned to those of the RPB Income Fund. At the time of the Reorganization – on or about January 10, 2020 – the 2020 Fund’s holdings are expected to be substantially identical to those of the RPB Income Fund. As such, at the time of the Reorganization, the differences between 2020 Fund and RPB Income Fund investments that gave rise to higher AFFE for the RPB Income Fund as of June 30, 2019 will no longer be present. Accordingly, although as of the last fiscal year end, RPB Income Fund annual operating expenses were higher than those of the 2020 Fund, going forward from the time of the Reorganization if the two Funds were to continue operating separately, the two Funds would be expected to generate substantially identical AFFE in light of their substantially identical investments. In that sense, PIMCO takes the view that the Reorganization would not have any practical effect on either Fund’s annual operating expenses.

Please refer to the tables below for a comparison of the total and net fees of each Fund and an explanation of the expense limitation arrangement, which is identical for each Fund.

PIMCO REALPATH® Blend 2020 Fund Annual Fund Operating Expenses

	Inst Class	Admin Class	Class A
Management Fees	0.03%	0.03%	0.28%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	0.25%
Other Expenses(1)	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses(2)	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses(3)	0.58%	0.83%	1.08%
Fee Waiver and/or Expense Reimbursement(4)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.57%	0.82%	1.07%

[1]

“Other Expenses” include expenses incurred by the Fund in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”).

[2]

Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.22%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.35%, 0.60% and 0.85% for Institutional Class, Administrative Class and Class A shares, respectively.

[3]

Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[4]

PIMCO has contractually agreed, through October 31, 2020, to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to PIMCO Equity Series at least 30 days prior to the end of the then current term. In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six months, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

PIMCO REALPATH® Blend Income Fund Annual Fund Operating Expenses

	Inst Class	Admin Class	Class A
Management Fees	0.03%	0.03%	0.28%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	0.25%
Other Expenses(1)	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses(2)	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses(3)	0.60%	0.85%	1.10%
Fee Waiver and/or Expense Reimbursement(4)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%	0.84%	1.09%

[1]

“Other Expenses” include expenses incurred by the Fund in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”).

[2]

Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.23%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.36%, 0.61% and 0.86% for Institutional Class, Administrative Class and Class A shares, respectively.

[3]

Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[4]

PIMCO has contractually agreed, through October 31, 2020, to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to PIMCO Equity Series at least 30 days prior to the end of the then current term. In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six months, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

The discussion above compares the current annual operating expenses (total and net) of each Fund as of June 30, 2019.

Pursuant to the Trust’s all-inclusive investment advisory contract and supervision and administration agreement with PIMCO, PIMCO will pay all fees and expenses, including legal and accounting expenses, printing and mailing expenses, or other similar expenses incurred in connection with the Reorganization (but not including costs incurred in connection with the purchase or sale of portfolio securities, if any). Any expenses incurred in connection with the Reorganization that may be attributable to the RPB Income Fund will be borne by PIMCO.

Termination of 2020 Fund Class R Shares

The Board has approved the termination (the “Termination”) of the 2020 Fund’s Class R shares. As discussed above, the 2020 Fund’s Class R shares have not commenced operations, and as such, there are no Class R shareholders or assets attributable to Class R for the 2020 Fund. The Termination is effective immediately. If you have any questions regarding the Termination, please contact the Trust at 888.87.PIMCO.

Investors Should Retain This Supplement for Future Reference

PES_SUPP1_110819